Net Income (Loss) per Share - Summary of Antidilutive Securities Excluded from Computation of Earnings per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share	92,238,119	64,389,968
Restricted Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share		1,134,058
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share	11,388,776